Appendix I: Scope of Consolidation - Equity Method Investments (Details) - 12 months ended Dec. 31, 2017
€ in Millions, ¥ in Millions, £ in Millions, PEN in Millions, MXN in Millions, COP in Millions, BRL in Millions, $ in Millions
	EUR (€)	COP	PEN	BRL	GBP (£)	USD ($)	CNY (¥)	MXN
Telefónica Factoring España, S.A. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method	€ 5
%Telefónica Group	50.00%
Telefónica Factoring Do Brasil, Ltd. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method | BRL				BRL 5
%Telefónica Group	50.00%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method | MXN								MXN 34
%Telefónica Group	50.00%
Telefónica Factoring Perú, S.A.C. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method | PEN			PEN 6
%Telefónica Group	50.00%
Telefónica Factoring Colombia, S.A. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method | COP		COP 4,000
%Telefónica Group	50.00%
Mobile Financial Services Holding SPRL Financial services
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method | $						$ 190
%Telefónica Group	50.00%
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method	€ 5
%Telefónica Group	50.00%
Tesco Mobile Ltd. Wireless telephony services
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method | £					£ 0
%Telefónica Group	50.00%
The Smart Steps Data Technology Company Big data services in China
Disclosure of information about unconsolidated subsidiaries [line items]
Investments accounted for by the equity method | ¥							¥ 0
%Telefónica Group	45.00%
Telefonica, S.A. | Telefónica Factoring Do Brasil, Ltd. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	40.00%
Telefonica, S.A. | Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	40.50%
Telefonica, S.A. | Telefónica Factoring Perú, S.A.C. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	40.50%
Telefonica, S.A. | Telefónica Factoring Colombia, S.A. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	40.50%
Telefónica Factoring España, S.A. Factoring services provider | Telefónica Factoring Do Brasil, Ltd. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	10.00%
Telefónica Factoring España, S.A. Factoring services provider | Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	9.50%
Telefónica Factoring España, S.A. Factoring services provider | Telefónica Factoring Perú, S.A.C. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	9.50%
Telefónica Factoring España, S.A. Factoring services provider | Telefónica Factoring Colombia, S.A. Factoring services provider
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	9.50%
Telefonica Internacional | Mobile Financial Services Holding SPRL Financial services
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	26.28%
Telefonica Holding Atticus | Mobile Financial Services Holding SPRL Financial services
Disclosure of information about unconsolidated subsidiaries [line items]
%Telefónica Group	23.72%